Stockholders' Equity (Deficit) - Schedule of Warrants Activity (Details) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Warrants, Outstanding, Beginning	22,524
Warrants Exercisable	22,524
Warrants, Granted	88,335	22,524
Warrants, Exercised
Warrants, Forfeited/Cancelled
Warrants, Outstanding, Ending	110,859	22,524
Warrants Exercisable	22,524	22,524
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.40
Weighted Average Exercise Price, Exercisable	0.40
Weighted Average Exercise Price, Granted	7.50	0.40
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding, Ending	6.06	0.40
Weighted Average Exercise Price, Exercisable	$ 0.40	$ 0.40